Note 15 - Common Stock Warrants valuation assumptions (Details) (Common Stock Warrants)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Common Stock Warrants
Average risk-free interest rates	0.47%	0.46%
Average expected life (in years)	3 years 5 months	1 year 9 months
Volatility	169.00%	197.00%